Apr. 01, 2019
Needham Small Cap Growth Fund
Needham Small Cap Growth Fund
THE NEEDHAM FUNDS, INC. Needham Small Cap Growth Fund SUPPLEMENT DATED APRIL 1, 2019 TO THE SUMMARY PROSPECTUSES AND PROSPECTUS DATED MAY 1, 2018
The following relates to the presentation of each fund's performance as it appears in "Bar Chart and Performance Table" in each fund's Summary Prospectus and "Bar Chart and Performance Table" in the "Summary Section" for each fund in the Prospectus:
Index Disclaimer

The Needham Growth Fund, the Needham Aggressive Growth Fund and the Needham Small Cap Growth Fund (collectively, the "Funds") have been developed solely by Needham Investment Management, L.L.C. (the "Adviser").  The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group").  FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000 Total Return Index, the Russell 2000 Index and the Russell 3000 Index (collectively, the "Indexes") vest in the relevant LSE Group company which owns the Index.  "Russell®" is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Funds.  The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by the Adviser.

The source of the data for each of the Indexes is the LSE Group.  © LSE Group 2019.  All rights in the Indexes or data vest in the relevant LSE Group company which owns the Index or the data.  Neither LSE Group nor its licensors accept any liability for any errors or omissions in the Indexes or data and no party may rely on any Indexes or data contained in this communication.  No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent.  The LSE Group does not promote, sponsor or endorse the content of this communication.

* * * Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.